Label	Element	Value
Document And Entity Information Elements	CGIVX_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 28, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2013
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013